Cash and due from banks - Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and due from banks
Unrestricted deposits with the Federal Reserve of the United States of America	$ 1,884,204	$ 1,144,896
Cash and non-interest-bearing deposits in other banks	3,349	7,886
Cash and interest-bearing deposits in other banks	159,899	88,804
Cash and due from banks	2,047,452	1,241,586
Less:
Time deposits with original maturity over 90 days and other restricted deposits	60,384	50,650
Total cash and due from banks in the consolidated statement of cash flows	$ 1,987,068	$ 1,190,936	$ 1,211,001	$ 846,008